SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	May 31, 2024	May 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price Per Share, Granted	$ 7.00	$ 6.18
Share-Based Payment Arrangement, Option [Member] | Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Outstanding, Balance	557,450	189,450
Weighted Average Exercise Price per Share, Balance	$ 6.04	$ 4.16
Number of shares, Granted	153,000	372,000
Weighted Average Exercise Price Per Share, Granted	$ 0.01	$ 7.01
Number of shares, exercised
Weighted Average Exercise Price Per Share, Exercised
Number of shares, expired or forfeited	(198,500)	(4,000)
Weighted Average Exercise Price Per Share, Forfeited or Expired	$ 4.95	$ 7.01
Number of Shares, Outstanding, Balance	511,950	557,450
Weighted Average Exercise Price Per Share, Balance	$ 4.66	$ 6.04
Weighted Average Remaining Life, Outstanding	6 years 6 months
Number of Shares, Exercisable	260,367
Weighted Average Exercise Price Per Share, Exercisable	$ 4.93
Weighted Average Remaining Life, Exercisable	5 years